LPS (Tables)	12 Months Ended
Dec. 31, 2023
LPS [Abstract]
Schedule of Basic and Diluted Loss Per Common Share	The following table sets forth the reconciliation of the numerator and denominator used in the computation of basic and diluted loss per common share for the period ended December 31, 2023, and December 31, 2022 and December 31, 2021:
	2023	2022	2021
	$	$	$
Numerator:
Net loss used for basic earnings per share	(363,874,560)	(23,583,342)	(18,002,646)

Denominator:
Basic weighted-average outstanding common shares	65,891,620	58,300,082	57,073,267
Effect of dilutive potential common shares resulting from options	1,444,589	2,819,653	14,098
Effect of dilutive potential restricted stock units	799,436	1,560,396	931,989
Effect of dilutive potential warrants units	7,057,578	-	-
Effect of dilutive potential earnout units	10,781,188	-	-
Weighted-average shares outstanding - diluted	85,974,411	62,680,131	58,019,354

Net loss per common share:
Basic and diluted loss per share	(5.34)	(0.40)	(0.32)